FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 823,126		$ 802,079
Liabilities measured at fair value	(457,102)		(408,704)
Net fair value	366,024		393,375
Transfers of financial assets from level 1 to 2	0	$ 0
Transfers of financial assets from level 2 to 1	0	0
Transfers of financial assets into 3	0	0
Transfers of financial assets from 3	0	0
Transfers of financial liabilities from level 1 to 2	0	0
Transfers of financial liabilities from level 2 to 1	0	0
Transfers of financial liabilities into 3	0	0
Transfers of financial liabilities from 3	0	$ 0
Principal debt outstanding	355,000		315,000
Fair value of term loan	251,100
Term loan
FAIR VALUE MEASUREMENT
Principal debt outstanding	250,000
Revolving facility
FAIR VALUE MEASUREMENT
Principal debt outstanding	$ 105,000		65,000
Decrease in borrowing rate (as a percent)	25.00%
Bottom of range | Floating interest rate
FAIR VALUE MEASUREMENT
Adjustment to interest rate basis	2.25%
Top of range | Floating interest rate
FAIR VALUE MEASUREMENT
Adjustment to interest rate basis	3.25%
At fair value
FAIR VALUE MEASUREMENT
Net fair value	$ (1,350)		29,304
At fair value | Derivatives | Commodity contracts
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(1,301)		(876)
At fair value | Derivatives | Interest rate swaps
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(6,205)		(2,138)
At fair value | Level 2
FAIR VALUE MEASUREMENT
Net fair value	(1,350)		29,304
At fair value | Level 2 | Derivatives | Commodity contracts
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(1,301)		(876)
At fair value | Level 2 | Derivatives | Interest rate swaps
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(6,205)		(2,138)
At fair value | Derivatives | Commodity contracts
FAIR VALUE MEASUREMENT
Assets measured at fair value	6,156		32,318
At fair value | Derivatives | Level 2 | Commodity contracts
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 6,156		$ 32,318